STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (Unaudited) (USD $)	Limited Partners [Member]	General Partner [Member]	Total
Balance at Dec. 31, 2012	$ 23,041,527	$ 271,658	$ 23,313,185
Balance (in units) at Dec. 31, 2012			3,078,925.678
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	470,345	5,877	476,222
Redemptions	(2,541,121)	0	(2,541,121)
Redemptions (in units)			(332,131.800)
Balance at Jun. 30, 2013	20,970,751	277,535	21,248,286
Balance (in units) at Jun. 30, 2013			2,746,793.878
Balance at Dec. 31, 2013	17,703,845	265,227	17,969,072
Balance (in units) at Dec. 31, 2013			2,430,680.684
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(212,294)	(3,718)	(216,012)
Redemptions	(3,802,336)	0	(3,802,336)
Redemptions (in units)			(516,729.145)
Balance at Jun. 30, 2014	$ 13,689,215	$ 261,509	$ 13,950,724
Balance (in units) at Jun. 30, 2014			1,913,951.539